Fair Value Measurements (Tables)	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of assets that are measured at fair value on a recurring basis
The following table presents information about the Company’s marketable securities as of December 31, 2020 and 2019, measured at fair value on a recurring basis, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. There have not been any transfers between the levels during the periods.

	December 31, 2020
	Total	Level 1	Level 2	Level 3
	(In thousands)
Marketable securities	$185,997	$—	$185,997	$—

	December 31, 2019
	Total	Level 1	Level 2	Level 3
	(In thousands)
Marketable securities	$112,893	$—	$112,893	$—

Investments Classified by Contractual Maturity Date	The following table provides the cost, aggregate fair value, and unrealized gains of marketable securities available-for-sale
as of December 31, 2020 and 2019:

	December 31, 2020
	Amortized Cost	Fair Value	Unrealized Gain
	(In thousands)
Marketable securities:
U.S. government securities	$97,495	$98,180	$685
Corporate bonds	86,945	87,817	872

	$184,440	$185,997	$1,557

	December 31, 2019
	Amortized Cost	Fair Value	Unrealized Gain
	(In thousands)
Marketable securities:
U.S. government securities	$63,875	$64,032	$157
Corporate bonds	48,597	48,861	264

	$112,472	$112,893	$421

Debt securities available for sale
Maturity information based on fair value is as follows as of December 31, 2020:

	Within one year	After one year through five years	Total
	(In thousands)
U.S. government securities	$23,881	$74,299	$98,180
Corporate bonds	17,788	70,029	87,817

	$41,669	$144,328	$185,997

Panacea Acquisition Corp [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of assets that are measured at fair value on a recurring basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$143,757,011